FAIR VALUE MEASUREMENT (Details Narrative) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Keyarch Acquisition Corporation [Member]
Assets, held in trust account	$ 25,507,894	$ 117,851,869